EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share
1.	Numerator:

	Six months ended June 30,
	2026	2025

Net income available to holders of ordinary shares	$13,381	$3,834

2.	Denominator:

	Six months ended June 30,
	2026	2025

Weighted average number of shares	75,766,488	57,081,120
Add – stock options and PSUs	2,574,768	108,286
Denominator for diluted earnings per share	78,341,256	57,189,406